NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
i-80 Gold Corp ("i-80 Gold" or the "Company"), is a Nevada-focused, growth-oriented gold and silver producer engaged in the exploration, development and production of gold, silver and poly-metallic deposits. The Company's principal assets include the Ruby Hill Mine, Lone Tree Mine, Granite Creek Mine and McCoy-Cove Project. Each property is wholly-owned by the Company.

The Company was incorporated on November 10, 2020, in the province of British Columbia, Canada. The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol IAU and the New York Stock Exchange ("NYSE") under the symbol IAUX. Its head office is located at Suite 460, 5190 Neil Road, Reno, Nevada, 89502.